PIMCO Equity Series VIT (the “Trust”)

Supplement dated May 28, 2021 to the

Administrative Class Prospectus, Institutional Class Prospectus and Advisor Class Prospectus, each dated April 30, 2021, each as supplemented

Effective immediately, the “Administrative Class Shares – Additional Payments” section of the Administrative Class Prospectus, the “Advisor Class Shares – Additional Payments” section of the Advisor Class Prospectus, and the “Institutional Class Shares – Additional Payments” section of the Institutional Class Prospectus is deleted in its entirety and replaced by the following:

Additional Payments

Account Services. PIMCO uses its own assets and resources, including its profits from advisory or supervisory and administrative fees paid by the Portfolio, to pay insurance companies, including their affiliates, for services rendered to current and prospective owners of Variable Contracts, including the provision of support services such as providing information about the Trust and the Portfolio, the delivery of Trust documents, and other services. The fees paid to insurance companies will not exceed 0.25% of the total assets of the Portfolio held by the insurance company, on an annual basis. Although these payments are not intended to compensate the insurance companies or their affiliates for marketing the Portfolio, the payments may provide an additional incentive to insurance companies or their affiliates to actively promote the Portfolio and, depending on the arrangements an insurance company may have in place with other mutual funds or their sponsors at any particular time, an insurance company may have a financial incentive to promote the Portfolio (or share class of the Portfolio) over other mutual fund options (or other Portfolios or share classes of the Portfolio) available under a particular Variable Contract. Additionally, although these payments are made out of PIMCO’s own resources, in some cases the levels of such payments may vary by Portfolio or share class in relation to advisory fees, total annual operating expenses or other payments made by the Portfolio or share class to PIMCO. These payments, taken together in the aggregate, may be material to financial firms relative to other compensation paid by the Portfolio and/or PIMCO and may be in addition to any (a) distribution and/or servicing (12b-1) fees; (b) marketing support, revenue sharing or “shelf space” fees; and (c) event support, other noncash compensation and charitable contributions, as described below and paid to or at the request of such financial firms or their personnel.

Revenue Sharing/Marketing Support. In addition, the Distributor or PIMCO (for purposes of the remainder of this subsection only, collectively “PIMCO”) makes payments and provides other incentives to insurance companies as compensation for services such as providing the Portfolio with “shelf space,” or a higher profile for the insurance companies’ financial professionals and their customers, placing the Portfolio on the insurance companies’ referred or recommended fund list or otherwise identifying the Portfolio as being part of a complex to be accorded a higher degree of marketing support than complexes whose distributor or investment adviser is not making such payments, granting PIMCO access to the insurance companies’ financial professionals (including through the insurance companies’ intranet websites or other proprietary communications systems and channels) in order to promote the Portfolio, promotions in communications with current and prospective Variable Contract owners such as in the insurance companies’ internet websites or in customer newsletters, providing assistance in training and educating the insurance companies’ personnel, and furnishing marketing support and other specified services. The actual services provided, and the payments made for such services, vary from company to company. These payments may be significant to the insurance companies and their affiliates.

A number of factors are considered in determining the amount of these additional payments to insurance companies and/or their affiliates. On some occasions, such payments may be conditioned upon levels of sales over a particular period, including the sale of a specified minimum dollar amount of the shares of the Portfolio and/or other funds sponsored by PIMCO together or a particular class of shares, during a specified period of time. PIMCO also makes payments to one or more insurance companies based upon factors such as the amount of assets an insurance company’s accounts have invested in the Portfolio and the quality of the insurance company’s relationship with PIMCO and/or its affiliates.

Event Support; Other Non-Cash Compensation; Charitable Contributions. In addition to the payments described above, PIMCO pays and/or reimburses, at its own expense insurance companies, their affiliates or other financial firms for sponsorship of and/or attendance at conferences, seminars or informational meetings (which may include events held through video technology, to the extent permitted by applicable regulation) (“event support”), provides financial firms or their personnel with occasional tickets to events or other entertainment (which, in some instances, is held virtually), meals and small gifts and pays or provides reimbursement for reasonable travel and lodging expenses for attendees of PIMCO educational events (“other non-cash compensation”), and makes charitable contributions to valid charitable organizations at the request of financial firms (“charitable contributions”) to the extent permitted by applicable law, rules and regulations.

Visits; Training; Education. In addition to the payments described above, wholesale representatives and employees of PIMCO or its affiliates visit financial firms on a regular basis to educate financial professionals and other personnel about the Portfolio and to encourage the sale or recommendation of Portfolio shares to their clients. PIMCO may also provide (or compensate consultants or other third parties to provide) other relevant training and education to a financial firm’s financial professionals and other personnel.

Consultant Services. PIMCO may pay investment consultants or their affiliated companies for certain services including technology, operations, tax, or audit consulting services, and may pay such firms for PIMCO’s attendance at investment forums sponsored by such firms (collectively, “consultant services”).

Payments. Payments for items including event support and data, as well as revenue sharing, are, in certain circumstances, bundled and allocated among these categories in PIMCO’s discretion. The financial firms receiving such bundled payments may characterize or allocate the payments differently from PIMCO’s internal allocation. In addition, payments made by PIMCO to a financial firm and allocated by PIMCO to a particular category of services can in some cases result in benefits related to, or enhance the eligibility of PIMCO or the Portfolio to receive, services provided by the financial firm that may be characterized or allocated to one or more other categories of services. In addition, PIMCO pays certain expenses, which may be a flat fee by Portfolio or share class, such as set-up fees, and printing and mailing charges, incurred by such insurance companies, including their affiliates, in connection with the services described above. These additional servicing payments and set-up fees may differ depending on the Portfolio and share class and may vary from amounts paid to the Trust’s transfer agent for providing similar services to other accounts.

The additional payments described above are made from PIMCO’s (or its affiliates’) own assets (and sometimes, therefore referred to as “revenue sharing”) pursuant to agreements with insurance companies, their affiliates or other financial firms and do not change the price paid by an insurance company’s separate account for the purchase of the Portfolio’s shares or the amount the Portfolio will receive as proceeds from such sales. These payments may be made to insurance companies (as selected by PIMCO) that have invested significant amounts in shares of the Portfolio. The level of payments made to a financial firm in any future year will vary.

The SAI contains further details about the payments made by PIMCO to insurance companies. In addition, you can ask the insurance company that sponsors the Variable Contract in which you invest for information about any payments it receives from PIMCO and any services provided for such payments.

Investors Should Retain This Supplement For Future Reference

PESVIT_SUPP1_052821

PIMCO Equity Series VIT (the “Trust”)

Supplement Dated May 28, 2021 to the Statement of Additional Information

dated April 30, 2021, as supplemented (the “SAI”)

Effective immediately, the “Additional Payments to Insurance Companies” section of the SAI is deleted in its entirety and replaced by the following:

Additional Payments to Insurance Companies

Account Services. PIMCO uses its own assets and resources, including its profits from advisory and/or supervisory and administrative fees paid by the Portfolio, to pay insurance companies, including their affiliates, for services rendered to current and prospective owners of Variable Contracts, including the provision of teleservicing support in connection with the Portfolio; delivery of current Trust prospectuses, reports, notices, proxies and proxy statements and other informational materials, including other Securities and Exchange Commission-required communications to Variable Contract owners; preparation of record date Variable Contract owner lists for proxy solicitation and facilitation of the tabulation of Variable Contract owners’ votes in the event of a Trust shareholder vote; maintenance of Variable Contract records reflecting shares purchased and redeemed and share balances, and the conveyance of that information to the applicable Trust or PIMCO as may be reasonably requested; provision of support services, including providing information about the Trusts and their Portfolio and answering questions concerning the Trusts and their Portfolio, including questions regarding Variable Contract owners’ interests in the Portfolio; provision and administration of Variable Contract features for the benefit of Variable Contract owners in connection with the Portfolio, which may include fund transfers, dollar cost averaging, asset allocation, portfolio rebalancing, earnings sweep, and pre-authorized deposits and withdrawals; the processing, collecting and posting of distributions to Variable Contract owner accounts; assistance in the establishment and maintenance of Variable Contract owner accounts; provision of account designations and other information; provision of sub-accounting services; provision of recordkeeping services related to purchase and redemption transactions, including providing such information as may be necessary to assure compliance with applicable blue sky requirements; and provision of other services as may be agreed upon from time to time. The actual services provided, and the payments made for such services, vary from insurance company to insurance company. The fees paid to insurance companies will not exceed 0.25% of the total assets of the Portfolio held by the insurance company, on an annual basis. Although these payments are not intended to compensate the insurance companies or their affiliates for marketing the Portfolio, the payments may provide an additional incentive to insurance companies or their affiliates to actively promote the Portfolio and, depending on the arrangements an insurance company may have in place with other mutual funds or their sponsors at any particular time, an insurance company may have a financial incentive to promote the Portfolio (or share class of the Portfolio) over other mutual fund options (or other Portfolios or share classes of the Portfolio) available under a particular Variable Contract. Additionally, although these payments are made out of PIMCO’s own resources, in some cases the levels of such payments may vary by Portfolio or share class in relation to advisory fees, total annual operating expenses or other payments made by the Portfolio or share class to PIMCO. These payments, taken together in the aggregate, may be material to financial firms relative to other compensation paid by a Portfolio and/or PIMCO and may be in addition to any (a) distribution and/or servicing (12b-1) fees; (b) marketing support, revenue sharing or “shelf space” fees; and (c) event support, other noncash compensation and charitable contributions, as described below and paid to or at the request of such financial firms or their personnel.

Revenue Sharing/Marketing Support. In addition, the Distributor or PIMCO (for purposes of the remainder of this subsection only, collectively, “PIMCO”) makes payments and provides other incentives to insurance companies as compensation for services such as providing the Portfolio with “shelf space,” or a higher profile for the insurance companies’ financial professionals and their customers, placing the Portfolio on the insurance companies’ referred or recommended fund list or otherwise identifying the Portfolio as being part of a complex to be accorded a higher degree of marketing support than complexes whose distributor or investment adviser is not making such payments, granting PIMCO access to the insurance companies’ financial professionals (including through the insurance companies’ intranet websites or other proprietary communications systems and channels) in order to promote the Portfolio, promotions in communications with current and prospective Variable

Contract owners such as in the insurance companies’ internet websites or in customer newsletters, providing assistance in training and educating the insurance companies’ personnel, and furnishing marketing support and other specified services. The actual services provided, and the payments made for such services, vary from company to company. These payments may be significant to the insurance companies and their affiliates.

A number of factors are considered in determining the amount of these additional payments to insurance companies and/or their affiliates. On some occasions, such payments may be conditioned upon levels of sales over a particular period, including the sale of a specified minimum dollar amount of the shares of the Portfolio and/or other funds sponsored by PIMCO together or a particular class of shares, during a specified period of time. PIMCO also makes payments to one or more insurance companies based upon factors such as the amount of assets an insurance company’s accounts have invested in the Portfolio and the quality of the insurance company’s relationship with PIMCO and/or its affiliates.

Event Support; Other Non-Cash Compensation; Charitable Contributions. In addition to the payments described above, PIMCO pays and/or reimburses, at its own expense, insurance companies, their affiliates or other financial firms for sponsorship of and/or attendance at conferences, seminars or informational meetings (which may include events held through video technology, to the extent permitted by applicable regulation) (“event support”), provides financial firms or their personnel with occasional tickets to events or other entertainment (which, in some instances, is held virtually), meals and small gifts and pays or provides reimbursement for reasonable travel and lodging expenses for attendees of PIMCO educational events (“other non-cash compensation”), and makes charitable contributions to valid charitable organizations at the request of financial firms (“charitable contributions”) to the extent permitted by applicable law, rules and regulations.

Visits; Training; Education. In addition to the payments described above, wholesale representatives and employees of PIMCO or its affiliates visit financial firms on a regular basis to educate financial professionals and other personnel about the Portfolio and to encourage the sale or recommendation of Portfolio shares to their clients. PIMCO may also provide (or compensate consultants or other third parties to provide) other relevant training and education to a financial firm’s financial professionals and other personnel.

Consultant Services. PIMCO may pay investment consultants or their affiliated companies for certain services including technology, operations, tax, or audit consulting services, and may pay such firms for PIMCO’s attendance at investment forums sponsored by such firms (collectively, “consultant services”).

Payments. Payments for items including event support and data, as well as revenue sharing, are, in certain circumstances, bundled and allocated among these categories in PIMCO’s discretion. The financial firms receiving such bundled payments may characterize or allocate the payments differently from PIMCO’s internal allocation. In addition, payments made by PIMCO to a financial firm and allocated by PIMCO to a particular category of services can in some cases result in benefits related to, or enhance the eligibility of PIMCO or a Portfolio to receive, services provided by the financial firm that may be characterized or allocated to one or more other categories of services. In addition, PIMCO pays certain expenses, which may be a flat fee by Portfolio or share class, such as set-up fees, and printing and mailing charges, incurred by such insurance companies, including their affiliates, in connection with the services described above. These additional servicing payments and set-up fees may differ depending on the Portfolio and share class and may vary from amounts paid to the Trust’s transfer agent for providing similar services to other accounts.

The additional payments described above are made from PIMCO’s (or its affiliates’) own assets (and sometimes, therefore referred to as “revenue sharing”) pursuant to agreements with insurance companies, their affiliates or other financial firms and do not change the price paid by an insurance company’s separate account for the purchase of a Portfolio’s shares or the amount a Portfolio will receive as proceeds from such sales. These payments may be made to insurance companies (as selected by PIMCO) that have invested significant amounts in shares of the Portfolio. The level of payments made to a financial firm in any future year will vary.

As of December 31, 2020, PIMCO anticipates that the firms that will receive the additional payments for marketing support, shelf space or other services as described above include:

Allianz Life Financial Services LLC

Allianz Life Insurance Company of New York

American General Life Insurance Company

Brighthouse Financial Inc.

Delaware Life Insurance Company

Empire Fidelity Investments Life

Fidelity Investment Life Insurance

Jackson National Life Insurance Company

Jefferson National Life

Jefferson National Life Insurance

Lincoln National Life Insurance Company

Metropolitan Life Insurance Company

Metropolitan Tower Life

Midland National Life Insurance Company

Minnesota Life Insurance Company

Nationwide Investment Services Corp.

New York Life

Protective Life Insurance Company

Pruco Life Insurance Company

Riversource Life Insurance Company of New York

Riversource Life Insurance Company

Security Distributors Inc.

The Manufacturers Life Insurance

United States Life Insurance Company

Variable Annuity Life Insurance Company

Venerable Insurance and Annuity Company

PIMCO expects that additional firms may be added to this list from time to time.

Subject to applicable law, PIMCO and its affiliates may also provide investment advisory services to financial firms and their affiliates and may execute brokerage transactions on behalf of the Portfolio with such financial firms’ affiliates. These financial firms or their affiliates may, in their ordinary course of business, recommend that their clients utilize PIMCO’s investment advisory services or invest in the Portfolio or in other products sponsored or distributed by PIMCO or its affiliates.

If investment advisers, distributors or affiliated persons of mutual funds make payments and provide other incentives in differing amounts, financial firms and their financial professionals may have financial incentives for recommending a particular mutual fund over other mutual funds. In addition, depending on the arrangements in place at any particular time, a financial firm and its financial professionals also may have a financial incentive for recommending a particular share class over other share classes.

In certain circumstances, PIMCO or its affiliates may pay or reimburse financial firms for distribution and/or shareholder services out of PIMCO’s or its affiliates’ own assets when the Distributor does not receive associated distribution and/or service (12b-1) fees from the applicable Portfolio. These payments and reimbursements may be made from profits received by PIMCO or its affiliates from other fees paid by the Portfolio. Such activities by PIMCO or its affiliates may provide incentives to financial firms to purchase or market shares of the Portfolio. Additionally, these activities may give PIMCO or its affiliates additional access to sales representatives of such financial firms, which may increase sales of Portfolio shares. The payments described in this paragraph may be significant to payors and payees.

Investors Should Retain This Supplement For Future Reference

PESVIT_SUPP2_052821